Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Concentration of Credit Risk [Abstract]
Schedule of single customers total revenue
	For the Years ended December 31,
	2020		2021		2022
Percentage of the Group’s total revenue	Amount	%	Amount	%	Amount	%
Customer A	-	-	3,363,631	10.3%	9,824,275	20.4%
Customer B	-	-	13,384,613	41.2%	5,364,265	11.1%
Customer C	-	-	-	-	4,980,628	10.3%
Customer D	2,449,557	17.70%	-	-	-	-
Customer E	1,780,014	12.80%	-	-	-	-

Schedule of single customers total accounts receivable
	As of December 31,
	2021		2022
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer B	15,203,371	48.8%	12,801,742	30.9%
Customer A	3,138,436	10.1%	5,279,171	12.8%
Customer C	-	-	4,175,607	10.1%
Customer F	-	-	4,523,575	10.9%

Schedule of single suppliers total purchase
	For the Years ended December 31,
	2020		2021		2022
Percentage of the Group’s total purchase	Amount	%	Amount	%	Amount	%
Supplier A	-	-	3,756,094	73.8%	11,475,851	34.6%
Supplier B	-	-	-	-	7,281,914	21.9%
Supplier C	-	-	-	-	3,402,612	10.3%
Supplier D	139,040	10.0%	-	-	-	-
Supplier E	181,046	13.0%	-	-	-	-
Supplier F	550,496	39.5%	-	-	-	-